Warrants Presented at Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Warrants Presented at Fair Value [Abstract]
Schedule of outstanding warrants classified as a liability
Outstanding	Exercise price		Exercisable through	Fair value

1,016,668	$1.5		2019	$426,481	Refer to Note 9a
743,372	$1.5		2019	311,837	Refer to Note 6a
120,000	$0.92	(*)	(**)	61,200	Refer to Note 9f
296,813	$1.5		2020	135,762	Refer to Note 9a
374,001	$1.5		2021	182,041	Refer to Note 9a

2,550,854				$1,117,321

(*)       Subject to changes as describe in the agreement.

(**)     M&A or qualified IPO as described in the agreement.